UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-8122
                                                      --------

                             The Aquinas Funds, Inc.
                             -----------------------
               (Exact name of Registrant as specified in charter)

                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
               (Address of principal executive offices) (Zip code)

                        Aquinas Investment Advisers, Inc.
                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (972) 233-6655
                                                          --------------

                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2004
                                               -------------


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ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

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                                       AF
                                 AQUINAS FUNDS
                                     [LOGO]

                               SEMI-ANNUAL REPORT

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                                 June 30, 2004


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DEAR SHAREHOLDER:                                                 JUNE 30, 2004
The first half of 2004 was a rollercoaster and the equity and bond markets moved in multiple directions. During the first quarter of 2004, the larger capitalization equity markets continued to climb while the smaller capitalization stocks drifted lower from their rapid rise in 2003. As of June 30, both the Aquinas Value Fund (+4.37%) and Aquinas Growth Fund (+3.90%) had returns in excess of the S&P 500/R Index (+3.44%). The Aquinas Small-Cap Fund under performed the market with a return of (-1.27%) compared to the Russell 2000/R Index (+6.76%).

Additionally, the Federal Reserve began the process of slowly raising interest rates in 2004 and this started a massive sell-off in bonds in the second quarter. For the six months ended June 30, 2004, the Aquinas Fixed Income Fund did a remarkable job and was able to show a slight gain (+0.04%) versus the Lehman Brothers Government/Credit Bond Index (-0.19%). We were able to do this because some of the bonds we hold have special put features that actually increase the value of the bond whenever interest rates move rapidly either in an upward or downward direction. I will discuss the performance of each Fund in this letter.

In the area of Catholic values investing, I am pleased to report that Aquinas continues to make progress in areas identified by the Catholic Church as issue areas. Our process of advocacy investing is more important now than ever because the range of issues identified by the United States Conference of Catholic Bishops (USCCB) increased substantially in November 2003. One can either blacklist offending companies (remove them from the portfolio) or provide activism that has a legitimate opportunity to succeed over time to change the company on the issue in violation of Catholic values. No one has any evidence that blacklisting a company will change its policy. Aquinas has an extensive record of accomplishment of changing companies either by Aquinas action alone or by action in concert with the Interfaith Center for Corporate Responsibility and other socially responsible investors.

At the same time, Aquinas is engaged in promoting Catholic leadership in the area of Catholic investing. Too many church finance committees have not been educated in the aspects of required Catholic values investing. This has the potential to expose those organizations to media scandal. To help avoid this potential happening, Aquinas has developed educational presentations which are available free of charge for all Catholics that want to educate their church leadership on their responsibilities to invest in a moral manner.

In our 2003 Annual Report to Shareholders, we listed many of the accomplishments of change to improve America's publicly owned corporations over our first ten years. The Catholic values identified by the USCCB include abortion, contraception, embryonic stem cells and human cloning, corporate responsibility, environment, human rights, labor standards/sweatshops, violence in the media, military weapons of mass destruction, landmines, access to pharmaceuticals, community reinvestment act actions of banks & thrifts, gender & race discrimination, and pornography.

As we enter our 11th year, we continue to make and confirm change at various companies. Honeywell International, Inc. (aerospace, automotive, power, and transportation equipment), Hasbro, Inc. (toys & games), and Bemis Company, Inc. (flexible packaging products) are no longer donating to Planned Parenthood. We are working with major hospitals to reduce and restrict access to their surgical facilities for abortions. We challenge

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the corporate governance capabilities of weak directors on the boards of corporations to weed out individuals that have a proven history of low standards. Aquinas is working to reduce pornography availability at hotel chains and other distributors. These and many more stories continue as we provide financial and Catholic values returns for your investments.

--------------------------------------------------------------------------------
                                                THREE YEAR FIVE YEAR   TEN YEAR
TOTAL RETURNS THE PERIODS    SIX        ONE      AVERAGE    AVERAGE     AVERAGE
ENDED JUNE 30, 2004        MONTHS      YEAR       ANNUAL     ANNUAL     ANNUAL
--------------------------------------------------------------------------------
Aquinas Fixed Income Fund    0.04%     -0.08%      5.73%      6.09%       6.28%
--------------------------------------------------------------------------------
Aquinas Value Fund           4.37%     23.32%     -0.03%     -2.18%       8.10%
--------------------------------------------------------------------------------
Aquinas Growth Fund          3.90%     15.75%     -3.92%     -0.76%      10.38%
--------------------------------------------------------------------------------
Aquinas Small-Cap Fund(1)   -1.27%     15.53%     -5.23%     -3.87%       4.92%
--------------------------------------------------------------------------------
(1) Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

AQUINAS FIXED INCOME FUND

AQUINAS FIXED INCOME FUND is an intermediate term, investment grade, fixed-income fund. It has two sub-advisers, Atlantic Asset Management and Income Research and Management, each of whom manage billions of dollars in this style class. The return for the six months ended June 30, 2004 was +0.04% in a very tough market. This compares to returns of -0.19% for the Lehman Brothers Government/Credit Bond Index, -0.11% for the Lehman Brothers Intermediate Government Credit Index, and -0.27% for the Lehman Brothers A Credit Bond Index. Aquinas Fixed Income outperformed those other indices. Currently, it appears that the Federal Reserve will continue slowly to increase interest rates; however, it could be difficult to have positive returns in the short-run if those increases come rapidly or in large amounts. As securities mature or they are sold, the proceeds are reinvested at the best part of the yield curve for our portfolio. The managers of our sub-advisers have years of experience managing money in all types of interest rate environments.

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                                 TOTAL RETURNS
                      For the Periods Ended June 30, 2004

                                                 Five                Ten
                                                 Year                Year
                             One               Average             Average
                             Year               Annual              Annual
--------------------------------------------------------------------------------
Aquinas Fixed
Income Fund                 -0.08%               6.09%               6.28%
--------------------------------------------------------------------------------
Lehman Bros. Gov't./
Credit Bond Index           -0.72%               7.11%               7.44%
--------------------------------------------------------------------------------

The Lehman Brothers Government/Credit Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies).

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AQUINAS VALUE FUND

AQUINAS VALUE FUND was our best performer with a year-to-date return of +4.37% through June 30, 2004. It also has two sub-advisers, Iridian Investment Management and Valenzuela Capital Partners. The Fund outperformed the S&P 500/R Index (+3.44%), the Russell 1000/R Value Index (+3.94%), and the Russell 3000/R Value Index (+4.23%). The portfolio was dominated by Iridian Asset Management with a return of +8.3% for the six months ended June 30th which brings their total return for the 12 months ended June 30th to 30.5% for their half of the Aquinas Value Fund.

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                                 TOTAL RETURNS
                      For the Periods Ended June 30, 2004

                                                 Five                Ten
                                                 Year                Year
                             One               Average             Average
                             Year               Annual              Annual
--------------------------------------------------------------------------------
Aquinas Value Fund          23.32%              -2.18%               8.10%
--------------------------------------------------------------------------------
S&P 500/R Stock Index       19.11%              -2.20%              11.83%
--------------------------------------------------------------------------------
Russell 3000/R
Value Index                 22.14%               2.63%              12.65%
--------------------------------------------------------------------------------

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000/R Value Index measures the performance of those Russell 3000/R Index companies with lower price-to-book ratios and lower forecasted growth values.

AQUINAS GROWTH FUND

AQUINAS GROWTH FUND had a return of +3.90% for the first six months of 2004. It has two sub-advisers, Sirach and John McStay Investment Counsel, that also manage billions of dollars in their respective style. The Fund outperformed the S&P 500/R Index (S&P 500) which had a return of +3.44% for the same period. And, the Aquinas Growth Fund outperformed the Russell 3000/R Index which had a return of +3.59%. This Fund has performed very well over the years with a 10-year average annual return of +10.38%. Many of the companies in this Fund are household names, which are easily recognized. As an owner of the Fund, and therefore these companies, every time that you purchase one of their products or services, you are buying from yourself.

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
                      For the Periods Ended June 30, 2004

                                                 Five                Ten
                                                 Year                Year
                             One               Average             Average
                             Year               Annual              Annual
--------------------------------------------------------------------------------
Aquinas Growth Fund         15.75%              -0.76%              10.38%
--------------------------------------------------------------------------------
S&P 500/R Stock Index       19.11%              -2.20%              11.83%
--------------------------------------------------------------------------------
Russell 3000/R Index        20.46%              -1.07%              11.66%
--------------------------------------------------------------------------------

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
The Russell 3000/R Index is composed of the 3,000 largest U.S. securities, as determined by total market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

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AQUINAS SMALL-CAP FUND
AQUINAS SMALL-CAP FUND had a return of -1.27% for the six months ended June 30, 2004. It under-performed the S&P 500/R Index (+3.44%) and the Russell 2000/R Growth Index (+5.68%) for the same time period. This Fund has a general requirement that the companies in which it invests have a track record of real earning in proven business lines. Unfortunately, many investors in small-cap stocks are willing to take additional risk with companies that are in the indices but which have very little or zero earnings. Some of those companies rely upon the "greater fool" theory to increase the price of their stock. Over the long-run, this usually results in major investor disappointment.

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
                      For the Periods Ended June 30, 2004

                                                 Five                Ten
                                                 Year                Year
                             One               Average             Average
                             Year               Annual              Annual
--------------------------------------------------------------------------------
Aquinas Small-Cap Fund      15.53%              -3.87%               4.92%
--------------------------------------------------------------------------------
S&P 500/R Stock Index       19.11%              -2.20%              11.83%
--------------------------------------------------------------------------------

Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one investment vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.
The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
The U.S. economy appears to be in recovery, which is the reason that the Federal Reserve is turning its attention to inflation. We do not know what changes the U.S. presidential election results will have on the markets. We do know that historically the long-term direction of the stock market has been upward and that you have to be a participant in the market in order to catch the upward movement. The Aquinas approach is to invest in good quality companies in a good cross section of business sectors. Our diversification is quite broad and tends to reduce the peaks and valleys of market movements. We thank you for your confidence in us and for your business.

Sincerely,

/s/ Frank A. Rauscher

Frank A. Rauscher
President and Treasurer

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               FIXED INCOME BONDS 97.9%

               ASSET-BACKED SECURITIES 13.0%
               ABN AMRO Mortgage Corp.,
    $361,204   5.50%, 2/25/18                                          $358,768
               Americredit Automobiles
               Receivables Trust,
      50,000   3.48%, 5/6/10                                             50,004
               Amresco Residential Securities
               Mortgage Loan Trust,
      77,424   7.615%, 3/25/27                                           77,337
               Banc of America Commercial
               Mortgage Inc.,
     325,000   5.4836%, 7/15/10                                         326,647
               Capital One Auto Finance Trust,
      75,000   3.18%, 9/15/10                                            73,807
               Chase Commercial Mortgage
               Securities Corp.,
     272,709   7.37%, 2/19/07                                           291,280
               Chase Mortgage Finance Corp.,
     239,996   5.50%, 11/25/33                                          241,736
               Citibank Credit Card Issurance Trust,
     185,000   4.40%, 5/15/07*                                          188,404
               Commercial Mortgage
               Acceptance Corp.,
     155,041   5.80%, 3/15/06                                           157,703
               Countrywide Home Loan,
     300,000   4.75%, 1/25/19                                           294,829
               DLJ Commercial Mortgage Corp.,
     258,490   6.11%, 6/10/31                                           261,707
               First Union - Chase,
     167,461   6.36%, 6/15/08                                           172,772
               General Electric Cap.,
     489,275   2.5843%, 5/12/35*                                        480,006
               General Motors Acceptance Corp.,
     228,921   6.411%, 5/15/30                                          234,851
               Household Auto Trust,
     100,000   3.02%, 12/17/10*                                          97,943


 Principal
   Amount                                                                Value
 ----------                                                           ----------

               ASSET-BACKED SECURITIES 13.0% (CONT'D.)
               Ikon Receivables LLC,
    $125,000   3.27%, 7/15/11                                          $125,006
               JP Morgan Commercial Mortgage
               Finance Corp.,
      58,829   7.069%, 9/15/29                                           60,447
               LB Commercial Conduit
               Mortgage Trust,
     858,365   6.40%, 8/18/07                                           879,463
               Morgan Stanley Capital I,
     188,184   6.19%, 1/15/07                                           203,567
      59,176   6.25%, 7/15/07                                            59,817
     301,561   5.91%, 11/15/31                                          313,467
               Nationslink Funding Corp.,
     215,616   6.001%, 8/20/30                                          222,169
               Residential Asset Mortgage
               Products, Inc.,
      75,000   5.34%, 8/25/33                                            74,634
               Residential Asset Securities Corp.,
      92,723   1.41%, 12/25/33*                                          92,905
               Wells Fargo MBS,
     298,067   5.25%, 1/25/14                                           297,895
                                                                  -------------
                                                                      5,637,164
                                                                  -------------
               CONVERTIBLE BONDS 4.3%
   1,420,000   America Online, 12/6/19+                                 899,925
      95,000   SLM Corp., 7/25/35+                                       93,829
     635,000   Wells Fargo Co., 5/1/33+                                 627,774
     375,000   XL Capital Ltd., 5/23/21+                                237,656
                                                                  -------------
                                                                      1,859,184
                                                                  -------------
               CORPORATE BONDS 54.1%
               ACE Ltd.,
      40,000   8.30%, 8/15/06                                            43,876
               Aetna, Inc.,
     525,000   6.97%, 8/15/36                                           560,718
               American Airlines,
      40,000   7.858%, 10/1/11                                           39,792

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               CORPORATE BONDS 54.1% (CONT'D.)
               American General Finance Corp.,
    $490,000   4.625%, 5/15/09                                         $490,708
      50,000   4.00%, 3/15/11                                            47,446
               Americredit Auto,
      70,000   2.72%, 1/6/10                                             69,184
               Ameritech Capital,
     500,000   5.95%, 1/15/38                                           510,101
               AOL Time Warner, Inc.,
      25,000   6.875%, 5/1/12                                            27,015
      35,000   7.625%, 4/15/31                                           37,875
               Arrow Electronics, Inc.,
      30,000   9.15%, 10/1/10                                            34,990
      40,000   6.875%, 7/1/13                                            41,782
               ASIF Global XVIII,
     325,000   3.85%, 11/26/07                                          326,349
               Assurant, Inc. 144A,
      30,000   6.75%, 2/15/34                                            29,688
               AutoZone, Inc.,
      60,000   4.75%, 11/15/10                                           58,688
               AXA Financial, Inc.,
      45,000   7.75%, 8/1/10                                             51,605
      20,000   8.60%, 12/15/30                                           24,492
               Bank of America Corp.,
     510,000   7.40%, 1/15/11                                           577,992
               BellSouth Capital Funding,
     435,000   6.04%, 11/15/26                                          464,361
               BellSouth Corp.,
     350,000   6.55%, 6/15/34                                           348,887
               Boeing Capital Corp.,
      60,000   5.75%, 2/15/07                                            63,229
      20,000   7.375%, 9/27/10                                           22,615
               Boeing Co.,
     545,000   7.95%, 8/15/24                                           664,888
               Burlington North SantaFe,
     205,000   7.29%, 6/1/36                                            236,653
               Carnival Corp.,
      80,000   3.75%, 11/15/07                                           79,095

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               CORPORATE BONDS 54.1% (CONT'D.)
               Cendant Corp.,
     $45,000   6.25%, 3/15/10                                           $47,876
               Centex Corp.,
      40,000   7.5%, 1/15/12                                             44,892
               Champion International,
     510,000   6.65%, 12/15/37                                          552,707
               CIT Group, Inc.,
      50,000   4.75%, 12/15/10                                           49,062
      40,000   7.75%, 4/2/12                                             45,618
               Citigroup, Inc.,
     255,000   6.875%, 6/1/25                                           276,124
               Coca-Cola Enterprises, Inc.,
     755,000   7.00%, 10/1/26                                           842,472
               Comcast Cable Communications,
      25,000   6.75%, 1/30/11                                            26,977
     390,000   8.50%, 5/1/27                                            472,262
               Comcast Corp.,
      25,000   7.05%, 3/15/33                                            25,897
               Commercial Credit Co.,
     395,000   7.875%, 2/1/25                                           472,122
               ConAgra Foods, Inc.,
     645,000   6.70%, 8/1/27                                            710,675
               Consolidated Natural Gas Co.,
     140,000   6.875%, 10/15/26                                         152,852
               Countrywide Financial,
      50,000   1.795%, 6/2/06*                                           50,289
               Countrywide Home Loan,
      50,000   5.625%, 5/15/07                                           52,436
      50,000   4.00%, 3/22/11                                            46,635
               Credit Suisse First Boston USA,
      45,000   6.50%, 1/15/12                                            48,356
               Delphi Corp.,
      40,000   6.50%, 5/1/09                                             41,945
               Deutsche Telecommunications,
      50,000   8.50%, 6/15/10                                            58,428
      50,000   8.75%, 6/15/30                                            60,857

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               CORPORATE BONDS 54.1% (CONT'D.)
               Devon Energy Corp.,
     $30,000   7.95%, 4/15/32                                           $34,652
               Dominion Resources, Inc.,
     115,000   2.80%, 2/15/05                                           115,358
     435,000   5.25%, 8/1/33                                            415,056
               Duke Energy Corp.,
      50,000   4.20%, 10/1/08                                            49,124
               FedEx Corp.,
      54,023   7.02%, 1/15/16                                            55,961
               First Union Corp.,
     560,000   6.824%, 8/1/26                                           659,400
     145,000   6.18%, 2/15/36                                           153,151
               Ford Motor Co.,
      25,000   7.45%, 7/16/31                                            23,831
     385,000   7.70%, 5/15/97                                           351,198
               Ford Motor Credit Co.,
     370,000   7.375%, 10/28/09                                         394,874
      80,000   7.875%, 6/15/10                                           87,045
               France Telecom,
      50,000   8.75%, 3/1/11*                                            57,941
               General Electric Capital Corp.,
      50,000   4.25%, 12/1/10                                            48,610
               General Electric Co.,
     835,000   5.00%, 2/1/13                                            821,784
               General Motors Acceptance Corp.,
      60,000   7.75%, 1/19/10                                            65,134
     605,000   8.875%, 6/1/10*                                          691,658
               General Motors Corp.,
      40,000   8.375%, 7/15/33                                           42,340
               Goldman Sachs Group, Inc.,
      40,000   6.65%, 5/15/09                                            43,550
      30,000   5.15%, 1/15/14                                            28,810
               Grand Metropolitan Investment PLC,
     420,000   7.45%, 4/15/35                                           492,076
               Harrahs Operating Co.,
      60,000   8.00%, 2/1/11                                             67,731

 Principal
   Amount                                                                Value
 ----------                                                           ----------
               CORPORATE BONDS 54.1% (CONT'D.)
               Hartford Financial Services Group,
    $100,000   4.70%, 9/1/07                                           $102,475
               Health Care Property Investors, Inc.,
      20,000   6.45%, 6/25/12                                            21,439
               Health Care REIT,
      40,000   7.625%, 3/15/08                                           44,180
      50,000   8.00%, 9/12/12                                            56,152
               Hertz Corp.,
      40,000   6.625%, 5/15/08                                           41,270
      40,000   6.35%, 6/15/10                                            40,362
               Household Finance Corp.,
     300,000   7.20%, 7/15/06                                           322,526
     510,000   6.50%, 11/15/08                                          551,032
      70,000   4.75%, 7/15/13                                            66,010
               Hutchinson Whamp International, Ltd.,
      80,000   7.45%, 11/24/33                                           76,567
               IBM Corp.,
     120,000   4.375%, 6/1/09                                           120,357
     710,000   6.22%, 8/1/27                                            723,690
               Ingersoll-Rand
     125,000   6.443%, 11/15/27                                         136,517
               International Lease Finance Corp.,
     100,000   6.375%, 3/15/09                                          107,254
               John Hancock Global,
     205,000   5.625%, 6/27/06                                          214,534
               JP Morgan Chase & Co.,
      70,000   4.875%, 3/15/14                                           65,949
               Lehman Brothers Holdings,
     540,000   7.00%, 2/1/08                                            591,776
      50,000   4.80%, 3/13/14                                            46,748
               Liberty Media Corp.,
      40,000   3.02%, 9/17/06*                                           40,741
               Liberty Mutual,
      60,000   7.00%, 3/15/34                                            58,307
               Mass Mutual Global II,
     285,000   3.25%, 6/15/07                                           283,866

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)


 Principal
   Amount                                                                Value
 ----------                                                           ----------

               CORPORATE BONDS 54.1% (CONT'D.)
               Merrill Lynch & Co.,
    $195,000   3.125%, 7/15/08                                         $187,202
               Morgan Stanley,
      70,000   4.75%, 4/1/14                                             64,583
               Motorola, Inc.,
     165,000   6.50%, 9/1/25                                            171,602
               National Rural Utilities,
      70,000   5.75%, 8/28/09                                            73,882
               News America, Inc.,
     235,000   6.75%, 1/9/38                                            256,938
               Norfolk Southern Corp.,
     430,000   7.05%, 5/1/37                                            455,540
               Northwest Airlines,
      44,634   8.072%, 10/1/19                                           47,746
               Oklahoma Gas & Electric,
     245,000   6.65%, 7/15/27                                           270,585
               Orange & Rockland Utility,
     200,000   6.50%, 12/1/27                                           208,918
               Pemex Project Funding Master Trust,
      85,000   7.375%, 12/15/14                                          86,700
               Power Contract Financing,
     110,000   6.256%, 2/1/10                                           112,015
               Procter & Gamble Co.,
     605,000   8.00%, 9/1/24                                            763,020
               Quebec Province,
     660,000   7.035%, 3/10/26                                          760,304
               Rouse Co.,
      55,000   7.20%, 9/15/12                                            59,943
               Sempra Energy,
      50,000   7.95%, 3/1/10                                             57,470
               SLM Corp.,
     310,000   3.625%, 3/17/08                                          305,719
     465,000   5.375%, 5/15/14                                          457,930
               Speiker Properties,
     280,000   6.75%, 1/15/08                                           304,101

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               CORPORATE BONDS 54.1% (CONT'D.)
               Sprint Capital Corp.,
     $35,000   8.375%, 3/15/12                                          $40,227
      50,000   8.75%, 3/15/32                                            58,264
               Suntrust Banks,
     315,000   6.00%, 1/15/28                                           340,266
               Telefonica Europe BV,
      60,000   7.75%, 9/15/10                                            68,625
               Temple-Inland, Inc.,
      30,000   7.875%, 5/1/12                                            33,947
               Textron Financial Corp.,
      60,000   5.875%, 6/1/07                                            63,713
      70,000   6.00%, 11/20/09                                           75,362
               Tyson Foods, Inc.,
      50,000   8.25%, 10/1/11                                            57,427
               USX Corp.,
      20,000   9.125%, 1/15/13                                           25,039
               Vanderbilt Mortgage and
               Finance, Inc.,
     100,000   6.57%, 8/7/24                                             99,135
     145,000   7.235%, 6/7/28                                           155,188
               Verizon Global Funding Corp.,
      10,000   7.25%, 12/1/10                                            11,180
               Vodafone Group, PLC,
     155,000   7.625%, 2/15/05                                          160,164
               WMX Technologies, Inc.,
     355,000   7.10%, 8/1/26                                            372,735
                                                                  -------------
                                                                     23,547,017
                                                                  -------------
               MUNICIPAL BONDS 0.3%
               Dade County Florida School District,
     130,000   5.00%, 8/1/14                                            139,963
                                                                  -------------

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                           ----------

               U.S. GOVERNMENT AGENCIES 15.6%
               Federal Home Loan Bank,
    $200,000   3.625%, 11/14/08                                        $196,767
               Federal Home Loan Mortgage Corp.,
     150,000   2.125%, 11/15/05                                         149,055
     145,000   2.875%, 11/3/06                                          143,463
      70,000   3.375%, 4/15/09                                           67,405
     125,000   4.375%, 2/4/10                                           123,531
     189,000   5.125%, 7/15/12                                          190,971
      65,000   4.50%, 1/15/14                                            61,774
     600,000   6.00%, 9/15/16                                           634,203
               Federal National Mortgage Association,
     265,000   5.25%, 6/15/06                                           276,203
     135,000   2.375%, 2/15/07                                          131,408
     200,000   5.50%, 10/25/17                                          203,424
     909,253   5.50%, 11/1/18                                           932,123
     413,634   4.00%, 1/1/19                                            394,947
      85,000   7.25%, 5/15/30                                           100,502
     527,930   6.50%, 9/1/32                                            550,096
     203,029   4.709%, 3/1/33*                                          206,421
     418,567   4.211%, 5/1/33*                                          421,396
     238,497   4.55%, 7/1/33*                                           243,385
     149,481   4.953%, 10/1/33*                                         153,129
     151,900   4.603%, 11/1/33*                                         153,540
     446,750   4.859%, 11/1/33*                                         453,715
     115,612   4.68%, 12/1/33*                                          117,128
     196,771   4.697%, 1/1/34*                                          198,978
     683,570   4.875%, 3/1/34*                                          692,144
                                                                  -------------
                                                                      6,795,708
                                                                  -------------

 Principal
   Amount                                                                Value
 ----------                                                           ----------

                U.S. TREASURY OBLIGATIONS 10.6%
               U.S. Treasury Bond,
    $700,000   2.00%, 11/30/04                                         $701,176
     400,000   6.25%, 8/15/23                                           442,938
     355,000   5.25%, 11/15/28                                          347,803
               U.S. Treasury Note,
     370,000   2.125%, 10/31/04                                         370,708
     180,000   2.25%, 4/30/06                                           178,770
     680,000   2.25%, 2/15/07                                           666,745
     655,000   6.00%, 8/15/09                                           719,758
     500,000   5.75%, 8/15/10                                           545,156
     520,000   7.25%, 5/15/16                                           628,651
                                                                  -------------
                                                                      4,601,705
                                                                  -------------
               Total Fixed Income Bonds
               (cost $42,588,597)                                    42,580,741
                                                                  -------------

               SHORT-TERM INVESTMENT 3.4%
   1,509,088   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 0.26%
               (cost $1,509,088)                                      1,509,088
                                                                  -------------
               Total Investments 101.3%
               (cost $44,097,685)                                    44,089,829

               Liabilities less Other Assets (1.3)%                   (581,512)
                                                                  -------------

               Net Assets 100.0%                                    $43,508,317
                                                                  =============

+ Zero coupon security.

* Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2004.

  See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               COMMON STOCKS 99.3%

               ADVERTISING SERVICES 0.7%
       5,209   WPP Group PLC ADR                                       $266,857
                                                                  -------------
               AEROSPACE/DEFENSE 1.1%
       4,900   United Technologies Corp.                                448,252
                                                                  -------------
               BANKING 9.0%
      16,322   Bank of America Corp.                                  1,381,168
      21,570   Bank of New York Co., Inc.                               635,884
       4,300   Charter One Financial, Inc.                              190,017
      20,500   U.S. Bancorp                                             564,980
      15,860   Wells Fargo & Co.                                        907,668
                                                                  -------------
                                                                      3,679,717
                                                                  -------------
               BEVERAGES 0.9%
       6,400   Diageo PLC - ADR                                         350,400
                                                                  -------------
               BIOTECHNOLOGY 1.9%
       6,035   Biogen Idec, Inc.*                                       381,714
       8,100   Genzyme Corp.*                                           383,373
                                                                  -------------
                                                                        765,087
                                                                  -------------
               CHEMICALS 5.1%
      11,600   Akzo Nobel N. V. - ADR                                   432,100
       6,200   Dow Chemical Co.                                         252,340
      16,440   Honeywell International, Inc.                            602,197
      20,480   Praxair, Inc.                                            817,357
                                                                  -------------
                                                                      2,103,994
                                                                  -------------
               COMPUTER PRODUCTS 4.7%
      12,200   Computer Sciences Corp.*                                 566,446
      21,500   Hewlett-Packard Co.                                      453,650
      10,150   International Business Machines Corp.                    894,723
                                                                  -------------
                                                                      1,914,819
                                                                  -------------
               COMPUTER SOFTWARE 1.1%
      15,300   Microsoft Corp.                                          436,968
                                                                  -------------
               CONSUMER GOODS 1.0%
       7,660   PepsiCo, Inc.                                            412,721
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------
               FINANCIAL SERVICES 16.5%
      23,117   Citigroup, Inc.                                       $1,074,940
       4,600   Fannie Mae                                               328,256
      11,359   First Data Corp.                                         505,703
       5,400   Freddie Mac                                              341,820
       6,670   Goldman Sachs Group, Inc.                                628,047
      30,300   J.P. Morgan Chase & Co.                                1,174,731
       8,380   Lehman Brothers Holdings, Inc.                           630,595
      55,010   MBNA Corp.                                             1,418,708
       4,300   Merrill Lynch & Co., Inc.                                232,114
      10,300   SLM Corp.                                                416,635
                                                                  -------------
                                                                      6,751,549
                                                                  -------------
               HEALTH CARE PRODUCTS 3.1%
      22,840   Baxter International, Inc.                               788,208
       8,700   Guidant Corp.                                            486,156
                                                                  -------------
                                                                      1,274,364
                                                                  -------------
               HEALTH CARE SERVICES 4.6%
       7,400   Anthem, Inc.*                                            662,744
       8,000   Becton, Dickinson & Company                              414,400
      10,700   HCA, Inc.                                                445,013
       5,900   UnitedHealth Group, Inc.                                 367,275
                                                                  -------------
                                                                      1,889,432
                                                                  -------------
               INSURANCE 6.4%
       8,700   ACE Ltd.                                                 367,836
       9,100   Allstate Corp.                                           423,605
      10,052   American International Group, Inc.                       716,507
      16,160   Lincoln National Corp.                                   763,560
       4,500   MGIC Investment Corp.                                    341,370
                                                                  -------------
                                                                      2,612,878
                                                                  -------------
               MANUFACTURING 8.2%
       9,350   3M Co.                                                   841,593
       9,910   Caterpillar, Inc.                                        787,250
       3,700   Deere & Co.                                              259,518
      14,400   General Electric Co.                                     466,560

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------
               MANUFACTURING 8.2% (CONT'D.)
       8,200   Monsanto Co.                                           $ 315,700
      21,300   Tyco International Ltd.                                  705,882
                                                                  -------------
                                                                      3,376,503
                                                                  -------------
               MEDIA 4.1%
      13,400   Fox Entertainment Group, Inc.*                           357,780
      22,400   Vivendi Universal SA - ADR*                              624,960
      27,120   Walt Disney Co.                                          691,289
                                                                  -------------
                                                                      1,674,029
                                                                  -------------
               MINING 4.1%
      25,650   Alcoa, Inc.                                              847,219
      10,590   Phelps Dodge Corp.                                       820,831
                                                                  -------------
                                                                      1,668,050
                                                                  -------------
               OFFICE EQUIPMENT 1.0%
      27,100   Xerox Corp.*                                             392,950
                                                                  -------------
               OIL AND GAS 8.8%
       3,500   Anadarko Petroleum Corp.                                 205,100
      10,420   Apache Corp.                                             453,791
       9,000   Burlington Resources, Inc.                               325,620
      13,863   ChevronTexaco Corp.                                    1,304,647
      10,180   ConocoPhillips                                           776,632
       6,900   ExxonMobil Corp.                                         306,429
       8,100   Transocean, Inc.*                                        234,414
                                                                  -------------
                                                                      3,606,633
                                                                  -------------
               PAPER AND PAPER PRODUCTS 2.3%
      14,490   Kimberly-Clark Corp.                                     954,601
                                                                  -------------
               PERSONAL SERVICES 0.4%
       3,600   H&R Block, Inc.                                          171,648
                                                                  -------------
               PHARMACEUTICALS 4.0%
       7,700   Amgen, Inc.*                                             420,189
       9,900   Caremark Rx, Inc.*                                       326,106
      25,710   Pfizer, Inc.                                             881,339
                                                                  -------------
                                                                      1,627,634
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------
               PRINTING AND PUBLISHING 1.4%
       6,540   Gannett Co., Inc.                                       $554,919
                                                                  -------------
               RETAIL 7.7%
       4,200   Federated Department Stores, Inc.                        206,220
      10,900   Home Depot, Inc.                                         383,680
      13,300   Lowes Cos., Inc.                                         698,915
      16,500   McDonald's Corp.                                         429,000
       7,500   J.C. Penney Co., Inc.                                    283,200
      19,510   Target Corp.                                             828,590
       8,700   Yum! Brands, Inc.                                        323,814
                                                                  -------------
                                                                      3,153,419
                                                                  -------------
               TELECOMMUNICATIONS 0.7%
      15,900   Sprint Corp.                                             279,840
                                                                  -------------
               TRANSPORTATION 0.5%
       5,200   Canadian National Railway Company                        226,668
                                                                  -------------
               Total Common Stocks
               (cost $35,040,541)                                    40,593,932
                                                                  -------------

 Principal
   Amount
 ----------

               SHORT-TERM INVESTMENT 0.8%

    $331,302   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 0.26%
               (cost $331,302)                                          331,302
                                                                  -------------
               Total Investments 100.1%
               (cost $35,371,843)                                    40,925,234

               Liabilities less Other Assets (0.1)%                    (48,487)
                                                                  -------------

               Net Assets 100.0%                                    $40,876,747
                                                                  =============

* Non-income producing security

  See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               COMMON STOCKS 97.6%

               ADVERTISING 0.5%
      10,100   Monster Worldwide, Inc.*                                $259,772
                                                                  -------------
               BANKING 2.3%
      14,600   Marshall and Ilsley Corp.                                570,714
      17,600   Wachovia Corp.                                           783,200
                                                                  -------------
                                                                      1,353,914
                                                                  -------------
               BIOTECHNOLOGY 0.6%
       2,500   Invitrogen Corp.*                                        179,975
       2,500   Martek Biosciences Corp.*                                140,425
                                                                  -------------
                                                                        320,400
                                                                  -------------
               BUSINESS SERVICES 4.4%
      16,300   Automatic Data Processing, Inc.                          682,644
       6,200   Corporate Executive Board Co.                            358,298
      17,700   Ecolab, Inc.                                             561,090
       3,100   Getty Images, Inc.*                                      186,000
       7,500   Iron Mountain, Inc.*                                     361,950
      15,200   Robert Half International, Inc.                          452,504
                                                                  -------------
                                                                      2,602,486
                                                                  -------------
               CASINOS AND GAMING 1.7%
      32,500   Caesars Entertainment, Inc.*                             487,500
       7,200   International Game Technology                            277,920
       3,100   Mandalay Resort Group                                    212,784
                                                                  -------------
                                                                        978,204
                                                                  -------------
               COAL 0.5%
       5,600   Peabody Energy Corp.                                     313,544
                                                                  -------------
               COMMUNICATION EQUIPMENT 2.9%
      41,300   Cisco Systems, Inc.*                                     978,810
      35,000   Motorola, Inc.                                           638,750
       3,500   Scientific Atlanta, Inc.                                 120,750
                                                                  -------------
                                                                      1,738,310
                                                                  -------------
               COMPUTER PRODUCTS 0.8%
      12,400   Dell, Inc.*                                              444,168
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               COMPUTER SERVICES 4.0%
       9,500   Alliance Data Systems Corp.*                           $ 401,375
      25,100   Ceridian Corp.*                                          564,750
       5,460   Cerner Corp.*                                            243,407
      18,600   CheckFree Corp.*                                         558,000
       4,100   Computer Sciences Corp.*                                 190,363
       5,600   DST Systems, Inc.*                                       269,304
       4,500   SINA Corp.*                                              148,455
                                                                  -------------
                                                                      2,375,654
                                                                  -------------
               COMPUTER SOFTWARE 6.3%
      13,700   Adobe Systems, Inc.                                      637,050
      45,500   Microsoft Corp.                                        1,299,480
      11,450   National Instruments Corp.                               350,943
      26,500   RSA Security, Inc.                                       542,455
      19,900   Symantec Corp.*                                          871,222
                                                                  -------------
                                                                      3,701,150
                                                                  -------------
               CONSUMER GOODS 6.6%
      22,000   Coach, Inc.*                                             994,180
      13,600   Fortune Brands, Inc.                                   1,025,848
      15,100   PepsiCo, Inc.                                            813,588
      19,800   Procter & Gamble Co.                                   1,077,912
                                                                  -------------
                                                                      3,911,528
                                                                  -------------
               EDUCATION 0.8%
       6,300   Corinthian Colleges, Inc.*                               155,862
       5,600   Education Management Corp.*                              184,016
       4,200   ITT Educational Services, Inc.*                          159,684
                                                                  -------------
                                                                        499,562
                                                                  -------------
               ELECTRONICS 1.0%
       5,400   Amphenol Corp., Class A*                                 179,928
      12,100   Tektronix, Inc.                                          411,642
                                                                  -------------
                                                                        591,570
                                                                  -------------
               FINANCIAL SERVICES 9.0%
      13,400   American Express Co.                                     688,492
      13,500   CapitalSource, Inc.*                                     330,075
      34,766   Citigroup, Inc.                                        1,616,619

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               FINANCIAL SERVICES 9.0% (CONT'D.)
       8,449   Countrywide Financial Corp.                             $593,542
      18,600   J.P. Morgan Chase & Co.                                  721,122
       6,500   Legg Mason, Inc.                                         591,565
      29,600   MBNA Corp.                                               763,384
                                                                  -------------
                                                                      5,304,799
                                                                  -------------
               FOOD PROCESSING 1.9%
      12,450   Dean Foods Co.*                                          464,509
      15,600   Kellogg Co.                                              652,860
                                                                  -------------
                                                                      1,117,369
                                                                  -------------
               HEALTH CARE EQUIPMENT
               AND SUPPLIES 6.5%
       2,800   Bausch & Lomb, Inc.                                      182,196
      12,500   Boston Scientific Corp.*                                 535,000
       6,200   Cooper Companies, Inc.                                   391,654
       8,100   Dentsply International, Inc.                             422,010
      16,800   Stryker Corp.                                            924,000
       6,700   Varian Medical Systems, Inc.*                            531,645
       9,700   Zimmer Holdings, Inc.*                                   855,540
                                                                  -------------
                                                                      3,842,045
                                                                  -------------
               HEALTH CARE SERVICES 2.2%
       7,500   Caremark Rx, Inc.*                                       247,050
       7,000   Covance, Inc.*                                           270,060
       4,000   Express Scripts, Inc.*                                   316,920
       7,700   UnitedHealth Group, Inc.                                 479,325
                                                                  -------------
                                                                      1,313,355
                                                                  -------------
               HOTELS AND MOTELS 0.9%
      12,400   Starwood Hotels &
               Resorts World, Inc.                                      556,140
                                                                  -------------
               INSURANCE 2.9%
      10,900   AMBAC Financial Group, Inc.                              800,496
      19,700   Prudential Financial, Inc.                               915,459
                                                                  -------------
                                                                      1,715,955
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               MACHINERY - DIVERSIFIED 1.0%
       7,200   Rockwell Automation, Inc.                              $ 270,072
       3,700   Zebra Technologies Corp., Class A*                       321,900
                                                                  -------------
                                                                        591,972
                                                                  -------------
               MANUFACTURING 4.6%
      12,500   3M Co.                                                 1,125,125
      30,300   General Electric Co.                                     981,720
       5,900   Kennametal, Inc.                                         270,220
       9,400   Pentair, Inc.                                            316,216
                                                                  -------------
                                                                      2,693,281
                                                                  -------------
               MATERIALS 0.4%
       2,700   Potash Corporation
               of Saskatchewan, Inc.                                    261,630
                                                                  -------------
               MEDIA 1.1%
         200   Comcast Corp., Class A*                                    5,606
      10,300   Netflix, Inc.*                                           370,285
       7,700   Univision Communications, Inc.*                          245,861
                                                                  -------------
                                                                        621,752
                                                                  -------------
               OIL AND GAS 6.4%
      17,000   Burlington Resources, Inc.                               615,060
      39,500   ExxonMobil Corp.                                       1,754,195
      14,200   Occidental Petroleum Corp.                               687,422
       7,400   Premcor, Inc.*                                           277,500
       6,200   Western Gas Resources, Inc.                              201,376
       7,325   XTO Energy, Inc.                                         218,212
                                                                  -------------
                                                                      3,753,765
                                                                  -------------
               PHARMACEUTICALS 4.6%
       9,600   Medicis Pharmaceutical Corp.,
               Class A                                                  383,520
      10,700   NBTY, Inc.*                                              314,473
      24,900   Pfizer, Inc.                                             853,572
      17,300   Teva Pharmaceutical
               Industries Ltd., ADR                                   1,164,117
                                                                  -------------
                                                                      2,715,682
                                                                  -------------

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               RETAIL 9.2%
      13,800   Advanced Auto Parts, Inc.*                             $ 609,684
       8,200   American Eagle Outfitters, Inc.*                         237,062
       9,750   AnnTaylor Stores Corp.*                                  282,555
       2,600   Cabelas, Inc.*                                            70,070
       6,600   CDW Corp.                                                420,816
      17,100   Circuit City Stores, Inc.                                221,445
      11,600   Home Depot, Inc.                                         408,320
      10,300   Michaels Stores, Inc.                                    566,500
       9,200   MSC Industrial Direct Co., Inc.                          302,128
       9,400   Nordstrom, Inc.                                          400,534
      26,300   Staples, Inc.                                            770,853
      13,000   Supervalu, Inc.                                          397,930
      14,600   SYSCO Corp.                                              523,702
       7,400   Williams-Sonoma, Inc.*                                   243,904
                                                                  -------------
                                                                      5,455,503
                                                                  -------------
               SCIENTIFIC AND TECHNOLOGICAL
               INSTRUCTION 2.2%
      10,500   Cognex Corp.                                             404,040
       6,500   Fisher Scientific International, Inc.*                   375,375
      11,200   Gen-Probe, Inc.*                                         529,984
                                                                  -------------
                                                                      1,309,399
                                                                  -------------
               SEMICONDUCTORS 7.4%
      12,700   Analog Devices, Inc.                                     597,916
      10,400   Flextronics International Ltd.                           165,880
      50,500   Intel Corp.                                            1,393,800
       8,000   Marvell Technology Group Ltd.*                           213,600
       3,500   Maxim Integrated Products, Inc.                          183,470
      18,000   Microsemi Corp.                                          255,780
      42,900   National Semiconductor Corp.                             943,371
       4,100   Silicon Laboratories, Inc.*                              190,035
      17,400   Texas Instruments, Inc.                                  420,732
                                                                  -------------
                                                                      4,364,584
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               TELECOMMUNICATIONS 1.0%
      10,100   America Movil S.A. - ADR                               $ 367,337
       8,600   Polycom, Inc.*                                           192,726
                                                                  -------------
                                                                        560,063
                                                                  -------------
               TRANSPORTATION 2.7%
      13,700   J.B. Hunt Transport Services, Inc.                       528,546
      10,900   United Parcel Service, Inc., Class B                     819,353
      14,700   United Rentals, Inc.*                                    262,983
                                                                  -------------
                                                                      1,610,882
                                                                  -------------
               WASTE MANAGEMENT 1.2%
      15,700   Republic Services, Inc.                                  454,358
       5,400   Stericycle, Inc.*                                        279,396
                                                                  -------------
                                                                        733,754
                                                                  -------------
               Total Common Stocks
               (cost $49,300,846)                                    57,612,192
                                                                  -------------

 Principal
   Amount
 ----------

               SHORT-TERM INVESTMENT 1.9%

  $1,148,203   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 0.26%
               (cost $1,148,203)                                      1,148,203
                                                                  -------------
               Total Investments  99.5%
               (cost $50,449,049)                                    58,760,395

               Other Assets less Liabilities 0.5%                       304,585
                                                                  -------------

               Net Assets 100.0%                                    $59,064,980
                                                                  =============

  *Non-income producing security

  See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------
               COMMON STOCKS 97.1%

               AIRLINES 1.4%
       5,300   Pinnacle Airlines Corp.*                                $ 59,890
       2,100   SkyWest, Inc.                                             36,561
                                                                  -------------
                                                                         96,451
                                                                  -------------
               APPAREL 1.5%
       4,300   Quicksilver, Inc.*                                       102,383
                                                                  -------------
               BIOTECHNOLOGY 3.2%
       2,800   KV Pharmaceutical Co.*                                    64,652
       3,400   Ligand Pharmaceuticals, Inc.*                             59,092
       1,800   Martek Biosciences Corp.*                                101,106
                                                                  -------------
                                                                        224,850
                                                                  -------------
               BUSINESS SERVICES 10.4%
       2,500   Corporate Executive Board Co.                            144,475
       3,800   Global Imaging Systems, Inc.*                            139,308
       1,500   iPayment Holdings, Inc.*                                  61,500
       6,100   Labor Ready, Inc.*                                        94,550
      12,000   MPS Group, Inc.*                                         145,440
       3,700   Resources Connection, Inc.*                              144,707
                                                                  -------------
                                                                        729,980
                                                                  -------------
               CASINO AND GAMING 2.2%
       2,900   Multimedia Games, Inc.*                                   77,778
       2,150   Shuffle Master, Inc.*                                     78,067
                                                                  -------------
                                                                        155,845
                                                                  -------------
               CHEMICALS 0.9%
       1,800   Central Garden & Pet Co.*                                 64,386
                                                                  -------------
               COAL 1.6%
       3,100   Arch Coal, Inc.                                          113,429
                                                                  -------------
               COMMUNICATIONS 2.7%
       2,700   Anaren, Inc.*                                             44,118
       5,300   Intervoice, Inc.*                                         60,791
       7,200   PTEK Holdings, Inc.*                                      83,016
                                                                  -------------
                                                                        187,925
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               COMPUTER - NETWORKS 1.5%
       2,332   Cerner Corp.*                                           $103,961
                                                                  -------------
               COMPUTER - RETAIL 1.0%
       3,900   Insight Enterprises, Inc.*                                69,264
                                                                  -------------
               COMPUTER SERVICES 3.7%
       4,300   Cognex Corp.                                             165,464
       2,687   OPNET Technologies, Inc.*                                 35,200
       1,400   SRA International, Inc.*                                  59,248
                                                                  -------------
                                                                        259,912
                                                                  -------------
               COMPUTER SOFTWARE 5.2%
       3,400   Hyperion Solutions Corp.*                                148,648
       4,450   National Instruments Corp.                               136,392
      10,100   SkillSoft PLC*                                            76,760
                                                                  -------------
                                                                        361,800
                                                                  -------------
               CONSTRUCTION 2.7%
       8,600   Champion Enterprises, Inc.*                               78,948
       2,400   Kennametal, Inc.                                         109,920
                                                                  -------------
                                                                        188,868
                                                                  -------------
               CONSUMER PRODUCTS 5.3%
       4,050   Fossil, Inc.*                                            110,362
       4,200   Helen of Troy Ltd.*                                      154,854
       2,000   Jarden Corp.*                                             71,980
       1,200   Select Comfort Corp.*                                     34,080
                                                                  -------------
                                                                        371,276
                                                                  -------------
               E-MARKETING 1.6%
      10,000   Digitas, Inc.*                                           110,300
                                                                  -------------
               EDUCATION 4.3%
       2,200   Education Management Corp.*                               72,292
       1,600   ITT Educational Services, Inc.*                           60,832
         700   Strayer Education, Inc.                                   78,099
       2,200   Universal Technical Institute, Inc.*                      87,934
                                                                  -------------
                                                                        299,157
                                                                  -------------

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               ELECTRONICS 3.9%
       3,000   FLIR Systems, Inc.*                                     $164,700
       2,500   Littlefuse, Inc.*                                        106,025
                                                                  -------------
                                                                        270,725
                                                                  -------------
               FINANCIAL SERVICES 0.9%
       2,600   Euronet Worldwide, Inc.*                                  60,138
                                                                  -------------
               HEALTH CARE EQUIPMENT
               AND SUPPLIES 7.9%
       1,400   Advanced Medical Optics, Inc.*                            59,598
       3,800   Cooper Companies, Inc.                                   240,046
       2,200   Mine Safety Appliances Co.                                74,140
       1,000   Ocular Sciences, Inc.*                                    38,000
       6,800   PSS World Medical, Inc.*                                  76,160
       1,900   Wright Medical Group, Inc.*                               67,640
                                                                  -------------
                                                                        555,584
                                                                  -------------
               HEALTH CARE SERVICES 1.9%
       4,300   Inveresk Research Group, Inc.*                           132,612
                                                                  -------------
               INTERNET - ENTERTAINMENT 2.1%
       4,100   Netflix, Inc.*                                           147,395
                                                                  -------------
               INTERNET SECURITY 2.2%
       4,200   Websense, Inc.*                                          156,366
                                                                  -------------
               MACHINERY - CONSTRUCTION AND
               MINING 1.9%
       4,400   Joy Global, Inc.                                         131,736
                                                                  -------------
               NETWORKING PRODUCTS 1.1%
       3,400   Polycom, Inc.*                                            76,194
               OIL AND GAS 4.5%
       3,300   Premcor, Inc.*                                           123,750
       1,700   Quicksilver Resources, Inc.*                             114,019
       2,400   Western Gas Resources, Inc.                               77,952
                                                                  -------------
                                                                        315,721
                                                                  -------------

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               PERSONAL SERVICES 1.4%
       1,800   Bright Horizons Family
               Solutions, Inc.*                                        $ 96,498
                                                                  -------------
               PHARMACEUTICALS 3.7%
       2,000   Eon Labs, Inc.*                                           81,860
       4,400   Medicis Pharmaceutical Corp.,
               Class A                                                  175,780
                                                                  -------------
                                                                        257,640
                                                                  -------------
               PRIVATE CORRECTIONS 1.7%
       3,100   Corrections Corp. of America*                            122,419
                                                                  -------------
               RENTAL - AUTO/EQUIPMENT 2.4%
       2,900   Aaron Rents, Inc.                                         96,106
       4,100   United Rentals, Inc.*                                     73,349
                                                                  -------------
                                                                        169,455
                                                                  -------------
               RETAIL 4.1%
       3,300   American Eagle Outfitters, Inc.*                          95,403
       3,900   AnnTaylor Stores Corp.*                                  113,022
       1,700   Guitar Center, Inc.*                                      75,599
                                                                  -------------
                                                                        284,024
                                                                  -------------
               SEMICONDUCTORS 4.8%
       3,800   Integrated Circuit Systems, Inc.*                        103,208
       5,100   Micrel, Inc.*                                             61,965
       7,000   Microsemi Corporation*                                    99,470
       2,900   Semtech Corp.*                                            68,266
                                                                  -------------
                                                                        332,909
                                                                  -------------
               THERAPEUTICS 0.5%
       1,400   MGI Pharma, Inc.*                                         37,814
                                                                  -------------
               TRAVEL SERVICES 0.9%
       3,100   Orbitz, Inc.*                                             67,022
                                                                  -------------
               TRUCKING 1.1%
       3,600   Werner Enterprises, Inc.                                  75,960
                                                                  -------------

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2004 (UNAUDITED)

   Number
 of Shares                                                               Value
 ----------                                                           ----------

               WIRELESS EQUIPMENT 0.9%
       8,600   Powerwave Technologies, Inc.*                           $ 66,220
                                                                  -------------
               Total Common Stocks
               (cost $5,931,794)                                      6,796,219
                                                                  -------------

 Principal
   Amount
 ----------

               SHORT-TERM INVESTMENT 3.2%

    $220,507   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 0.26%
               (cost $220,507)                                          220,507
                                                                  -------------
               Total Investments 100.3%
               (cost $6,152,301)                                      7,016,726

               Liabilities less Other Assets (0.3)%                    (20,485)
                                                                  -------------

               Net Assets 100.0%                                     $6,996,241
                                                                  =============

* Non-income producing security

  See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)



                                                           FIXED INCOME           VALUE               GROWTH            SMALL-CAP
                                                               FUND                FUND                FUND                FUND
                                                               ----                ----                ----                ----
ASSETS:
  Investments at value (cost $44,097,685,
     $35,371,843, $50,449,049 and
      $6,152,301, respectively)                            $44,089,829         $40,925,234         $58,760,395          $7,016,726
  Cash                                                               _                 879                   _                   _
  Receivable for securities sold                               485,578                   _             676,985              22,509
  Interest and dividends receivable                            513,817              34,951              31,652                 512
  Capital shares receivable                                    172,289              16,191               3,737               1,639
  Prepaid expenses and other assets                             20,017              19,471              22,147              10,281
                                                         -------------       -------------       -------------       -------------

     Total Assets                                           45,281,530          40,996,726          59,494,916           7,051,667
                                                         -------------       -------------       -------------       -------------

LIABILITIES:
  Payable to custodian                                             208                   _                   _                   _
  Payable for securities purchased                           1,523,508              18,516             287,372              33,026
  Dividend payable                                             154,775              15,412                   _                   _
  Capital shares payable                                        29,850              21,084              43,539               2,500
  Accrued expenses                                              51,736              38,394              56,630              17,819
  Accrued investment advisory fee                               13,136              26,573              42,395               2,081
                                                         -------------       -------------       -------------       -------------

     Total Liabilities                                       1,773,213             119,979             429,936              55,426
                                                         -------------       -------------       -------------       -------------

NET ASSETS                                                 $43,508,317         $40,876,747         $59,064,980          $6,996,241
                                                         =============       =============       =============       =============

NET ASSETS CONSIST OF:
  Capital stock                                                   $436                $385                $413                $129
  Paid-in-capital in excess of par                          43,328,732          42,312,188          59,795,394           7,869,847
  Undistributed net investment income (loss)                 (200,809)               4,108           (204,742)            (64,539)
  Undistributed net realized gain (loss)
     on investments                                            387,814         (6,993,325)         (8,837,431)         (1,673,621)
  Net unrealized appreciation (depreciation)
     on investments                                            (7,856)           5,553,391           8,311,346             864,425
                                                         -------------       -------------       -------------       -------------

NET ASSETS                                                 $43,508,317         $40,876,747         $59,064,980          $6,996,241
                                                         =============       =============       =============       =============

CAPITAL STOCK, $.0001 PAR VALUE:
  Authorized                                               125,000,000         125,000,000         125,000,000         125,000,000
  Issued and outstanding                                     4,369,737           3,853,395           4,184,761           1,289,158

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                         $9.96              $10.61              $14.11               $5.43
                                                                ======              ======              ======              ======


See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)



                                                           FIXED INCOME           VALUE               GROWTH            SMALL-CAP
                                                               FUND                FUND                FUND                FUND
                                                               ----                ----                ----                ----
INVESTMENT INCOME:
  Interest                                                  $1,006,591              $1,099              $3,534                $382
  Dividends                                                          _             325,211             231,786               4,221
                                                         -------------       -------------       -------------       -------------
                                                             1,006,591             326,310             235,320               4,603
EXPENSES:
  Investment advisory fees                                     133,651             204,628             293,374              44,322
  Administration and fund accounting fees                       39,120              35,937              51,523               6,227
  Shareholder servicing fees                                    37,412              39,571              54,025              20,143
  Professional fees                                             17,067              14,837              21,198               2,575
  Federal and state registration fees                           10,319               9,266              10,697               6,929
  Custody fees                                                   6,221               5,671               6,628               6,376
  Reports to shareholders                                        5,714               4,864               6,723                 777
  Directors' fees                                                1,585               1,516               2,144                 271
  12b-1 fees                                                         _                   _                   _               8,864
  Other                                                         17,763               5,228               7,897               2,770
                                                         -------------       -------------       -------------       -------------
  Total expenses before waiver                                 268,852             321,518             454,209              99,254
  Waiver of fees                                              (46,100)            (14,576)            (14,147)            (30,112)
                                                         -------------       -------------       -------------       -------------

     Net Expenses                                              222,752             306,942             440,062              69,142
                                                         -------------       -------------       -------------       -------------
NET INVESTMENT INCOME (LOSS)                                   783,839              19,368           (204,742)            (64,539)
                                                         -------------       -------------       -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                             367,380           1,682,373           1,904,833             223,162
  Change in unrealized appreciation/
     depreciation on investments                           (1,140,303)              28,916             538,929           (266,163)
                                                         -------------       -------------       -------------       -------------

  Net gain (loss) on investments                             (772,923)           1,711,289           2,443,762            (43,001)
                                                         -------------       -------------       -------------       -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                               $10,916          $1,730,657          $2,239,020          $(107,540)
                                                         =============       =============       =============       =============


See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                        FIXED INCOME             VALUE                    GROWTH                 SMALL-CAP
                                            FUND                  FUND                     FUND                     FUND

                             Six months ended   Year  Six months ended   Year  Six months ended   Year  Six months ended   Year
                                 June 30,      ended    June 30, 2004   ended    June 30, 2004   ended    June 30, 2004   ended
                                   2004       Dec. 31,      2004       Dec. 31,      2004       Dec. 31,      2004       Dec. 31,
                                (Unaudited)     2003     (Unaudited)     2003     (Unaudited)     2003     (Unaudited)     2003
                                ----------- -----------  ----------- -----------  ----------- -----------  ----------- -----------
OPERATIONS:
  Net investment income (loss)    $783,839   $1,599,152     $19,368     $108,589  $(204,742)   $(327,033)   $(64,539)   $(104,880)
  Net realized gain (loss)
     on investments                367,380    1,341,260   1,682,373  (1,034,644)   1,904,833  (1,554,167)     223,162      672,797
  Change in unrealized
     appreciation/depreciation
     on investments            (1,140,303)    (735,354)      28,916   10,185,640     538,929   11,866,559   (266,163)    1,119,828
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  Net Increase (Decrease)
     in Net Assets
     Resulting from Operations      10,916    2,205,058   1,730,657    9,259,585   2,239,020    9,985,359   (107,540)    1,687,745
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

DISTRIBUTIONS OF:
  Net investment income          (906,325)  (1,798,718)    (15,412)    (108,437)           _            _           _            _
  Net realized gains                     _    (710,222)           _            _           _            _           _            _
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Total Distributions         (906,325)  (2,508,940)    (15,412)    (108,437)           _            _           _            _
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                    2,827,133    5,245,142   3,801,043    4,279,006   4,345,993    8,425,645     615,722    1,368,440
  Shares issued to holders
     in reinvestment of
     distributions                 877,780    2,443,676      15,067      107,096           _            _           _            _
  Shares redeemed              (4,061,380) (10,312,399) (5,124,470)  (6,850,571) (5,338,357)  (9,366,012)   (794,619)  (1,192,436)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Net Increase (Decrease)     (356,467)  (2,623,581) (1,308,360)  (2,464,469)   (992,364)    (940,367)   (178,897)      176,004
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

TOTAL INCREASE (DECREASE) IN
NET ASSETS                     (1,251,876)  (2,927,463)     406,885    6,686,679   1,246,656    9,044,992   (286,437)    1,863,749

NET ASSETS:
  Beginning of period           44,760,193   47,687,656  40,469,862   33,783,183  57,818,324   48,773,332   7,282,678    5,418,929
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  End of period                $43,508,317  $44,760,193 $40,876,747  $40,469,862 $59,064,980  $57,818,324  $6,996,241   $7,282,678
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========

See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                             FIXED INCOME FUND
                                         -----------------------------------------------------------------------------------------
                                          Six months ended
                                           June 30, 2004                              Ended December 31,
                                            (Unaudited)        2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value,
  Beginning of Period                            $10.16         $10.23         $10.07        $  9.73          $9.47         $10.18

Income (Loss) from Investment
Operations:
  Net investment income                            0.20           0.35           0.50           0.55           0.58           0.53
  Net realized and unrealized
     gains (losses) on investments               (0.20)           0.14           0.21           0.34           0.25         (0.71)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total from Investment
        Operations                                    _           0.49           0.71           0.89           0.83         (0.18)
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less Distributions:
  Dividends from net
     investment income                           (0.20)         (0.40)         (0.50)         (0.55)         (0.57)         (0.53)
  Distributions from
     net realized gains                               _         (0.16)         (0.05)              _              _              _
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total Distributions                         (0.20)         (0.56)         (0.55)         (0.55)         (0.57)         (0.53)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                  $  9.96         $10.16         $10.23         $10.07        $  9.73        $  9.47
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total Return(1)                                   0.04%          4.90%          7.29%          9.33%          9.11%        (1.86)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                             $43,508        $44,760        $47,688        $49,256        $45,070        $42,154
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                        1.00%          1.00%          1.00%          1.00%          1.00%          1.00%
  Expenses, before waivers                        1.21%          1.20%          1.12%          1.09%          1.07%          1.02%
  Net investment income,
     net of waivers                               4.01%          3.43%          4.95%          5.43%          6.05%          5.37%
  Net investment income,
     before waivers                               3.80%          3.23%          4.83%          5.34%          5.98%          5.35%
Portfolio turnover rate(2)                          69%           276%           168%           158%           152%           131%




                                                                                 VALUE FUND
                                         -----------------------------------------------------------------------------------------
                                          Six months ended
                                           June 30, 2004                              Ended December 31,
                                            (Unaudited)        2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value,
  Beginning of Period                            $10.17        $  7.95         $10.22         $10.91         $11.34         $13.21
Income (Loss) from Investment
Operations:
  Net investment income                               _           0.03           0.01              _           0.17           0.21
  Net realized and unrealized
     gains (losses) on investments                 0.44           2.22         (2.27)         (0.69)         (0.31)         (0.09)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total from Investment
        Operations                                 0.44           2.25         (2.26)         (0.69)         (0.14)           0.12
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less Distributions:
  Dividends from net
     investment income                                _         (0.03)         (0.01)              _         (0.16)         (0.20)
  Distributions from
     net realized gains                               _              _              _              _         (0.13)         (1.79)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total Distributions                              _         (0.03)         (0.01)              _         (0.29)         (1.99)
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                   $10.61         $10.17        $  7.95         $10.22         $10.91         $11.34
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total Return(1)                                   4.37%         28.29%       (22.11)%        (6.29)%        (1.19)%          1.12%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                             $40,877        $40,470        $33,783        $45,155        $54,972        $57,813
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                        1.50%          1.50%          1.50%          1.49%          1.42%          1.38%
  Expenses, before waivers                        1.57%          1.59%          1.55%          1.49%          1.42%          1.38%
  Net investment income,
     net of waivers                               0.09%          0.30%          0.11%          0.01%          1.53%          1.56%
  Net investment income,
     before waivers                               0.02%          0.21%          0.06%          0.01%          1.53%          1.56%
Portfolio turnover rate(2)                          31%            70%            45%            64%            81%           100%


(1)  Not annualized for the six months ended June 30, 2004.
(2)  Annualized for the six months ended June 30, 2004.

See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                GROWTH FUND
                                         -----------------------------------------------------------------------------------------
                                          Six months ended
                                           June 30, 2004                              Ended December 31,
                                            (Unaudited)        2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value,
  Beginning of Period                            $13.58         $11.26         $14.61         $17.41         $19.48         $17.57

Income (Loss) from Investment
Operations:
  Net investment income (loss)                   (0.05)         (0.08)         (0.10)         (0.12)         (0.13)         (0.14)
  Net realized and unrealized
     gains (losses) on investments                 0.58           2.40         (3.25)         (2.68)           0.63           4.20
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total from Investment
        Operations                                 0.53           2.32         (3.35)         (2.80)           0.50           4.06
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less Distributions:
  Dividends from net
     investment income                                _              _              _              _              _              _
  Distributions from net
     realized gains                                   _              _              _              _         (2.57)         (2.15)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total Distributions                              _              _              _              _         (2.57)         (2.15)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                   $14.11         $13.58         $11.26         $14.61         $17.41         $19.48
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total Return(2)                                   3.90%         20.60%       (22.93)%       (16.08)%          2.48%         23.12%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                             $59,065        $57,818        $48,773        $60,961        $68,336        $59,867
Ratio to Average Net Assets of:(3)
  Expenses, net of waivers                        1.50%          1.50%          1.50%          1.50%          1.41%          1.41%
  Expenses, before waivers                        1.55%          1.58%          1.54%          1.50%          1.41%          1.41%
  Net investment income (loss),
     net of waivers                             (0.70)%        (0.62)%        (0.82)%        (0.81)%        (0.77)%        (0.83)%
  Net investment income (loss),
     before waivers                             (0.75)%        (0.70)%        (0.86)%        (0.81)%        (0.77)%        (0.83)%
Portfolio turnover rate(3)                          59%           105%            94%            99%            95%            99%




                                                                             SMALL-CAP FUND(1)
                                         -----------------------------------------------------------------------------------------
                                          Six months ended
                                           June 30, 2004                              Ended December 31,
                                            (Unaudited)        2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value,
  Beginning of Period                           $  5.50        $  4.21        $  6.08        $  6.85         $10.40         $11.34
Income (Loss) from Investment
Operations:
  Net investment income (loss)                   (0.05)         (0.08)         (0.08)         (0.08)           0.30           0.27
  Net realized and unrealized
     gains (losses) on investments               (0.02)           1.37         (1.79)         (0.66)           0.03           0.17
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total from Investment
        Operations                               (0.07)           1.29         (1.87)         (0.74)           0.33           0.44
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less Distributions:
  Dividends from net
     investment income                                _              _              _              _         (0.30)         (0.26)
  Distributions from net
     realized gains                                   _              _              _         (0.03)         (3.58)         (1.12)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total Distributions                              _              _              _         (0.03)         (3.88)         (1.38)
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                  $  5.43        $  5.50        $  4.21        $  6.08        $  6.85         $10.40
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total Return(2)                                 (1.27)%         30.64%       (30.76)%       (10.83)%          3.19%          4.06%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                              $6,996         $7,283         $5,419         $6,208         $6,416        $24,936
Ratio to Average Net Assets of:(3)
  Expenses, net of waivers                        1.95%          1.95%          1.95%          1.95%          1.52%          1.50%
  Expenses, before waivers                        2.80%          2.99%          2.91%          2.81%          1.68%          1.53%
  Net investment income (loss),
     net of waivers                             (1.82)%        (1.70)%        (1.76)%        (1.46)%          2.51%          2.39%
  Net investment income (loss),
     before waivers                             (2.67)%        (2.74)%        (2.72)%        (2.32)%          2.35%          2.36%
Portfolio turnover rate(3)                         108%           161%           113%           102%           130%           118%


(1) Prior to November 1, 2000 the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.
(2)  Not annualized for the six months ended June 30, 2004.
(3)  Annualized for the six months ended June 30, 2004.

See notes to financial statements.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation _ Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions on the valuation date are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price or if the Adviser believes such price does not reflect fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value.

b) Delayed Delivery Transactions _ The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes _ No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders _ The Value Fund and the Growth Fund pay dividends of net investment income (if available) quarterly, the Small-Cap Fund pays dividends of net investment income (if available) annually and the Fixed Income Fund pays dividends of net investment income (if available) monthly.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
At June 30, 2004, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                              Fixed Income    Value       Growth     Small-Cap
                                  Fund        Fund         Fund        Fund
                                  ----        ----         ----        ----

Cost of Investments           $44,191,339 $35,486,394  $50,554,601  $6,163,531
                              =========== ===========  =========== ===========
Appreciation                     $632,650  $6,384,566   $9,149,957  $1,048,194
Depreciation                    (734,160)   (945,726)    (944,163)   (194,999)
                              ----------- -----------  ----------- -----------
Net Appreciation (Depreciation)
  on Investments               $(101,510)  $5,438,840   $8,205,794    $853,195
                              =========== ===========  =========== ===========

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were as follows:


                           Fixed Income      Value        Growth      Small-Cap
                               Fund          Fund          Fund          Fund
                               ----          ----          ----          ----

Undistributed ordinary income $59,390          $152            $_           $_
Undistributed long-term
  capital gains                31,925             _             _            _
                          -----------   -----------   -----------  -----------
Tax accumulated earnings       91,315           152             _            _
Accumulated capital and
  other losses                      _   (8,534,114)  (10,602,605)  (1,892,639)
Unrealized appreciation
  (depreciation)
  on investments              983,243     5,382,891     7,632,758    1,126,444
                          -----------   -----------   -----------  -----------
Total accumulated
  earnings/(deficit)       $1,074,558  $(3,151,071)  $(2,969,847)   $(766,195)
                          ===========   ===========   ===========  ===========

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Value, Growth and Small-Cap Funds had accumulated capital loss carryforwards of $8,534,114, $10,384,119 and $1,892,639, respectively, of which $2,931,247, $0 and $0 respectively, expire in the year 2008, $189,469, $3,221,868 and $420,029, respectively, expire in the year 2009, $3,545,510, $5,269,689 and $1,472,610, respectively, expire in the year 2010 and $1,867,888, $1,892,562 and $0, respectively, expire in the year 2011. To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward.

For the year ended December 31, 2003, the Growth Fund realized post-October losses of $218,486, which for tax purposes, are deferred and will be recognized in the fiscal year ending December 31, 2004.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                     Fixed Income                 Value                   Growth                  Small-Cap
                                         Fund                     Fund                     Fund                     Fund
                                      ----------               ----------               ----------               ----------

                                   2003         2002        2003         2002        2003         2002        2003         2002
Distributions paid from:
  Ordinary income               $2,228,215   $2,403,199    $108,437      $42,136           _            _           _            _

  Net long-term capital gains      280,725      245,625           _            _           _            _           _            _
                                ----------   ----------  ----------   ----------  ----------   ----------  ----------   ----------
Total taxable distributions      2,508,940    2,648,824     108,437       42,136           _            _           _            _


Total distributions paid        $2,508,940   $2,648,824    $108,437      $42,136           _            _           _            _
                                ==========   ==========  ==========   ==========  ==========   ==========  ==========   ==========



e) Expenses _ Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other _ Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the six months ended June 30, 2004, the Funds paid the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Adviser voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.00% of the average daily net assets of the Fixed Income Fund, 1.50% of the average daily net assets of the Value and Growth Funds, and 1.95% of the average daily net assets of the Small-Cap Fund, respectively. For the six months ended June 30, 2004, expenses of $46,100, $14,576, $14,147 and $30,112 were waived by the Adviser in the Fixed Income, Value, Growth and Small-Cap Funds, respectively.
4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. The Fixed Income, Value and Growth Funds have paid no 12b-1 fees in the six months ended June 30, 2004.

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2004, were as follows:

                           Fixed Income      Value        Growth      Small-Cap
                               Fund          Fund          Fund          Fund
                               ----          ----          ----          ----

  Shares sold                 277,812       360,930       312,729      111,714
  Shares issued to holders
     in reinvestment of
     distributions             86,618         1,420             _            _
  Shares redeemed           (402,038)     (489,628)     (384,888)    (146,696)
                          -----------   -----------   -----------  -----------
     Net Decrease            (37,608)     (127,278)      (72,159)     (34,982)
                          ===========   ===========   ===========  ===========

  Transactions in shares of the Funds for the year ended December 31, 2003, were as follows:

                           Fixed Income      Value        Growth      Small-Cap
                               Fund          Fund          Fund          Fund
                               ----          ----          ----          ----

  Shares sold                 508,911       494,320       693,422      286,142
  Shares issued to holders
     in reinvestment of
     distributions            237,692        11,908             _            _
  Shares redeemed         (1,000,781)     (774,452)     (766,367)    (249,602)
                          -----------   -----------   -----------  -----------
     Net Increase
     (Decrease)             (254,178)     (268,224)      (72,945)       36,540
                          ===========   ===========   ===========  ===========

6. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2004, were as follows:

                           Fixed Income      Value        Growth      Small-Cap
                               Fund          Fund          Fund          Fund
                               ----          ----          ----          ----
  Purchases
     U.S. Government      $17,292,288             _             _            _
     Other                 12,950,381   $12,408,947   $33,616,045   $7,339,296
  Sales
     U.S. Government       17,859,431             _             _            _
     Other                 13,203,482    13,218,680    33,208,242    7,667,105

AQUINAS FUNDS [LOGO]

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-423-6369 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, will be available without charge, upon request, by calling 1-800-423-6369 or by accessing the website of the Securities and Exchange Commission.

AF [LOGO]

THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(1) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.

By:  /s/ Frank Rauscher
     ------------------
     Frank Rauscher
     Principal Executive Officer

Date:  August 24, 2004
     ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Frank Rauscher
     ------------------
     Frank Rauscher
     Principal Executive Officer

Date:  August 24, 2004
     ------------------


By:  /s/ Frank Rauscher
     ------------------
     Frank Rauscher
     Principal Financial Officer

Date:  August 24, 2004
     ------------------